Form 13F Report for the Calendar Year or Quarter Ended:                3/31/2004

Check here if Amendment [  ]; Amendment Number:  ____
 This Amendment (check only one):                [  ] is a restatement
                                                 [  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:       Horizon Bancorp
Address:  515 Franklin Square
            Michigan City, IN  46360

Form 13F File Number 28-6479

Person Signing this Report on Behalf of Reporting Manager:

Name:  James H. Foglesong
Title: Chief Financial Officer
Phone: 219-873-2608


Signature, Place, and Date of Signing:

/s/ James H. Foglesong, Chief Financial Officer             Michigan City, IN
-----------------------------------------------             -----------------
                                                            Place

4/6/2004
--------
Date

Report Type (check only one):

                                             [ X ] 13F Holdings Report
                                                       [  ] 13F Notice
                                           [  ] 13F Combination Report

List of Other Managers Reporting          Horizon Trust & Investment Management
for this Manager:

Report Summary:

Number of Other Included Managers:                                            1

Form 13F Information Table Entry Total:                                      81

Form 13F Information Table Value Total:                             $64,689,111


List of Other Included Managers:          Horizon Trust & Investment Management




                NAME OF ISSUER (1)                 TYPE (2)        CUSIP (3)           MARKET (4)      SHARES/PV (5)
                ------------------                 --------        ---------           ----------      -------------
Abbott Laboratories                                Equity          2824100                 794134                19322
Alcoa Inc Com Stk                                  Equity          13817101                804288                23185
Alltel Corp                                        Equity          20039103                715522                14342
Altria Group, Inc.                                 Equity          02209S103              1247395                22909
America Movil - ADR Series L                       Equity          02364W105              1159500                30000
American Express Company                           Equity          25816109                323700                 6243
American International Group Inc                   Equity          26874107               1352796                18960
Ameristock Mutual Fund                             Equity          03071F104              3032819                77526
Apache Corp                                        Equity          37411105                592379                13722
BP Amoco PLC, ADR's                                Equity          55622104               1890867                36931
Bellsouth Corp                                     Equity          79860102                484686                17504
Berkshire Hathaway Inc Del Cl A                    Equity          84670108                839700                    9
Berkshire Hathaway, Inc. Cl B                      Equity          84670207                740420                  238
Bluegreen Corp                                     Equity          96231105               1266192                97700
Burlington Northern/Santa Fe                       Equity          12189T104               424715                13483
Cardinal Health Inc                                Equity          14149Y108               960259                13937
Cendant Corp.                                      Equity          151313103              1091160                44738
ChevronTexaco Corp                                 Equity          166764100              1097426                12502
Chiron Corp                                        Equity          170040109               584717                13286
Cisco Systems Inc                                  Equity          17275R102               954939                40515
Citigroup, Inc.                                    Equity          172967101              1285934                24873
Coca-Cola Company                                  Equity          191216100               446815                 8883
Costco Wholesale Corp                              Equity          22160K105               306597                 8152
DNP Select Income Fund Inc.                        Equity          23325P104              3478106               305097
Dell Inc.                                          Equity          24702R101               215740                 6417
Du Pont DE Nemours                                 Equity          263534109               622661                14748
EMC Corporation                                    Equity          268648102               148676                10924
Electronic Arts Inc                                Equity          285512109               329802                 6137
Epoch Pharmaceuticals Inc                          Equity          294273107                41000                20000
Exxon Mobil Corp                                   Equity          30231G102               779646                18746
Federal-Mogul Corporation                          Equity          313549107                 7200                20000



                                   ----------------------------------                           ----------------------------------
                                      INVESTMENT DIRECTION (6)                                           VOTING AUTHORITY (8)
                                   ----------------------------------                           ----------------------------------
                NAME OF ISSUER (1)    SOLE       SHARED        NONE     OTHER MANAGERS (7)          SOLE     SHARED        NONE
                ------------------ ---------------------------------- ---------------------     ----------------------------------
Abbott Laboratories                    11585        5802         1935          Not Applicable         2690         0        16632
Alcoa Inc Com Stk                      14353        8332          500                                 4830         0        18355
Alltel Corp                             9270        5072            0                                 2950        50        11342
Altria Group, Inc.                     15435        4219         3255                                 2600         0        20309
America Movil - ADR Series L               0           0        30000                                    0         0        30000
American Express Company                 315        5476          452                                    0         0         6243
American International Group Inc       10618        6468         1874                                 3090         0        15870
Ameristock Mutual Fund                 40464       36715          347                            13329.287       107        64090
Apache Corp                             9542        4180            0                                 2875         0        10847
BP Amoco PLC, ADR's                    24238       11450         1100                                  600         0        36331
Bellsouth Corp                          9781        3775         3948                                 4721         0        12783
Berkshire Hathaway Inc Del Cl A            0           6            3                                    0         0            9
Berkshire Hathaway, Inc. Cl B              6         202           30                                   10         0          228
Bluegreen Corp                             0           0        97700                                    0         0        97700
Burlington Northern/Santa Fe             110           0        13373                                    0         0        13483
Cardinal Health Inc                     8999        4438          500                                 2975         0        10962
Cendant Corp.                          29735       15003            0                                 8980         0        35758
ChevronTexaco Corp                      7036        4173         1216                                 2438         0        10064
Chiron Corp                             8648        4638            0                                 2815         0        10471
Cisco Systems Inc                      23273       13281         3961                                 6460       460        33595
Citigroup, Inc.                        14817        8886         1170                                 4779         0        20094
Coca-Cola Company                       3272        3049         2562                                  900       150         7833
Costco Wholesale Corp                   5425        2727            0                                 1485         0         6667
DNP Select Income Fund Inc.           147246      131251        26600                                40061      1500       263536
Dell Inc.                               4467        1375          575                                  450       300         5667
Du Pont DE Nemours                      9413        4635          700                                 3174       100        11474
EMC Corporation                         4210        5205         1509                                 2150       134         8640
Electronic Arts Inc                     4275        1862            0                                 1215         0         4922
Epoch Pharmaceuticals Inc                  0           0        20000                                    0         0        20000
Exxon Mobil Corp                        6050        5300         7096                                 3800         0        14946
Federal-Mogul Corporation                  0           0        20000                                    0         0        20000






                NAME OF ISSUER (1)                 TYPE (2)        CUSIP (3)           MARKET (4)      SHARES/PV (5)
                ------------------                 --------        ---------           ----------      -------------
Fedex Corporation                                  Equity          31428X106               246901                 3285
Furrs Bishops Inc                                  Equity          361115603                  125                12500
General Electric Company                           Equity          369604103              2503220                82019
Harley-Davidson                                    Equity          412822108               875469                16413
Home Depot Incorporated                            Equity          437076102               868844                23256
Hubbell Inc Cl B                                   Equity          443510201               219712                 5475
Intel Corp                                         Equity          458140100               766088                28165
International Business Machines Corp               Equity          459200101               429628                 4678
Johnson & Johnson                                  Equity          478160104               829779                16360
Kimberly Clark                                     Equity          494368103              1416658                22451
L-3 Communications Holdings, Inc.                  Equity          502424104               695500                11693
Lincoln National Corporation                       Equity          534187109               294472                 6223
Lowes Companies Inc                                Equity          548661107               570281                10160
Lucent Technologies Inc                            Equity          549463107                44335                10787
MBNA Corporation                                   Equity          55262L100              1652412                59805
Malaysia Fund                                      Equity          560905101               131290                19000
Marsh & McLennan CO                                Equity          571748102               703714                15199
Medtronic Inc                                      Equity          585055106               878314                18394
Merck & CO., Inc                                   Equity          589331107               813980                18420
Microsoft Corporation                              Equity          594918104              1556978                62454
Migratec Inc                                       Equity          598622108                  100               100000
Millenium Pharmaceuticals Inc                      Equity          599902103               343070                20300
NTN Communications Inc                             Equity          629410309                37700                13000
Nanophase Technologies Corp                        Equity          630079101               446400                45000
Newmont Mining Corp                                Equity          651639106               617381                13240
Nisource Inc                                       Equity          65473P105               241166                11349
Nokia Corp ADR                                     Equity          654902204              1132841                55860
Northern Trust Corp                                Equity          665859104              1663356                35702
Omnicom Group Inc                                  Equity          681919106               501563                 6250
Pepsico Inc                                        Equity          713448108              1213241                22530
Pfizer Inc.                                        Equity          717081103              1455872                41537
Qualcomm Inc                                       Equity          747525103              1049039                15825
Royal Dutch Petroleum                              Equity          780257804              1105569                23236
SBC Communications                                 Equity          78387G103               282308                11504
Schering Plough Corporation                        Equity          806605101              1019751                62870
Starbucks Corp                                     Equity          855244109               792240                20920
Sun Microsystems                                   Equity          866810104                47371                11360




                                        ----------------------------------                        ---------------------------------
                                           INVESTMENT DIRECTION (6)                                        VOTING AUTHORITY (8)
                                        ----------------------------------                        ---------------------------------
                NAME OF ISSUER (1)         SOLE       SHARED        NONE      OTHER MANAGERS (7)      SOLE     SHARED        NONE
                ------------------      ----------------------------------  --------------------  ---------------------------------

Fedex Corporation                            2100         335          850                               350         0         2935
Furrs Bishops Inc                               0           0        12500                                 0         0        12500
General Electric Company                    49999       22687         8972                             15025         0        66994
Harley-Davidson                             10062        6032          319                              3090       100        13223
Home Depot Incorporated                     13423        8950          883                              3850         0        19406
Hubbell Inc Cl B                                0        5475            0                                 0         0         5475
Intel Corp                                    560        2800        24605                               200       280        27685
International Business Machines Corp          330        4182          166                                 0        83         4595
Johnson & Johnson                            6630        2700         7030                              1050         0        15310
Kimberly Clark                              13693        5449         3309                              3532         0        18919
L-3 Communications Holdings, Inc.            7721        3972            0                              2380         0         9313
Lincoln National Corporation                 1400        3000         1823                              3000         0         3223
Lowes Companies Inc                          6055        3805          300                              1900         0         8260
Lucent Technologies Inc                      3810        3898         3079                               822       354         9611
MBNA Corporation                            41125       18100          580                             11177       375        48253
Malaysia Fund                                3500           0        15500                                 0         0        19000
Marsh & McLennan CO                         10217        4982            0                              3180         0        12019
Medtronic Inc                               11352        5592         1450                              3470       100        14824
Merck & CO., Inc                             9125        4955         4140                              2683        50        15687
Microsoft Corporation                       28269       17954        16231                              7750         0        54704
Migratec Inc                                    0      100000            0                                 0         0       100000
Millenium Pharmaceuticals Inc                   0         300        20000                                 0         0        20300
NTN Communications Inc                          0           0        13000                                 0         0        13000
Nanophase Technologies Corp                     0           0        45000                                 0         0        45000
Newmont Mining Corp                          8110        4595          535                              2555         0        10685
Nisource Inc                                11349           0            0                                 0         0        11349
Nokia Corp ADR                              33623       19187         3050                             10765       325        44770
Northern Trust Corp                         15651        8251        11800                              4575       200        30927
Omnicom Group Inc                            3952        2298            0                              1405         0         4845
Pepsico Inc                                 11930        8600         2000                              5180         0        17350
Pfizer Inc.                                 20459       14837         6241                              6603       126        34808
Qualcomm Inc                                10277        5478           70                              3330         0        12495
Royal Dutch Petroleum                       16141        6995          100                              4745         0        18491
SBC Communications                           3522        4345         3637                              1427         0        10077
Schering Plough Corporation                  6500        6500        49870                                 0         0        62870
Starbucks Corp                              13700        6420          800                              3730         0        17190
Sun Microsystems                             3160         150         7850                                 0         0        11360





                NAME OF ISSUER (1)                 TYPE (2)        CUSIP (3)           MARKET (4)      SHARES/PV (5)
                ------------------                 --------        ---------           ----------      -------------

Sungard Data Systems Inc.                          Equity          867363103               556658                20316
Teva Pharmaceutical Inds Ltd                       Equity          881624209              1068545                16862
Thai Fund, Inc.                                    Equity          882904105                97475                10414
Tyco International Ltd.                            Equity          902124106              1246562                43510
United Airlines                                    Equity          902549500               141120                96000
Ultralife Batteries Inc                            Equity          903899102               297920                14000
Vectren Corp                                       Equity          92240G101               280597                11374
Verizon Communications                             Equity          92343V104               362769                 9928
Wal-Mart Stores Inc                                Equity          931142103              1253132                20994
Walgreen CO                                        Equity          931422109              1713532                52004
Wells Fargo & CO New                               Equity          949746101              1489344                26281
Worldcom Inc - Worldcom Group                      Equity          98157D106                  260                13004
Flextronics International Ltd                      Equity          Y2573F102               714738                41822
                                                                                 -------------------------------------
                                                                                      $64,689,111            2,294,758
                                                                                 =====================================


                                    -------------------------------------                      -----------------------------------
                                          INVESTMENT DIRECTION (6)                                      VOTING AUTHORITY (8)
                                    -------------------------------------                      -----------------------------------
                NAME OF ISSUER (1)        SOLE       SHARED        NONE    OTHER MANAGERS (7)      SOLE      SHARED        NONE
                ------------------  ------------------------------------- -------------------- -----------------------------------

Sungard Data Systems Inc.                  12944        7372            0                            4385          0        15931
Teva Pharmaceutical Inds Ltd               10626        6186           50                            3545          0        13317
Thai Fund, Inc.                                0           0        10414                               0          0        10414
Tyco International Ltd.                    27957       14731          822                            9030          0        34480
United Airlines                                0           0        96000                               0          0        96000
Ultralife Batteries Inc                        0           0        14000                               0          0        14000
Vectren Corp                                7375        3999            0                               0          0        11374
Verizon Communications                      4752        2261         2915                            1306         19         8603
Wal-Mart Stores Inc                        12204        8114          376                            4300         57        16637
Walgreen CO                                27720       14577         9707                            6360          0        45644
Wells Fargo & CO New                       12568       11887         1826                            4679        100        21502
Worldcom Inc - Worldcom Group                  0           0        13004                               0          0        13004
Flextronics International Ltd              26479       15343            0                            8540          0        33282
                                   ---------------------------------------                    ------------------------------------
                                         942,953     694,814      655,210                         269,296      4,970    2,020,492
                                   =======================================                    ====================================
